Non-cash transactions (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-cash Transactions
Additions and remeasurements of right-of-use assets and lease liabilities	R$ 117,897	R$ 77,715	R$ 100,873
Remeasurement of earn-out of Alem da Medicina, CardioPapers and Glic		2,556
Additions (reversals) of provision for legal proceedings with corresponding indemnification asset, net	(3,154)	20,000	48,333
Additions to intangibles and goodwill through accounts payable to selling shareholders	R$ 279,989	R$ 234,000	R$ 52,329